Restatement (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

For the years ended December 31	2019	2018 As previously stated	Restatement to present Atlas revenue and cost of sales on gross basis	2018 As restated
Revenue [1]	$3,283,514	$3,931,847	$550,855	$4,482,702
Cost of sales and operating expenses [1]	$(2,799,937)	$(2,856,920)	$(550,855)	$(3,407,775)

[1]	Revenue and cost of sales and operating expenses for 2018 has been restated.